Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2023
Registrant Name	dei_EntityRegistrantName	BLACKROCK MUNICIPAL BOND FUND, INC.
Entity Central Index Key	dei_EntityCentralIndexKey	0000225635
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 24, 2023
Document Effective Date	dei_DocumentEffectiveDate	Nov. 01, 2023
Prospectus Date	rr_ProspectusDate	Nov. 01, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A